Average Annual Total Returns{- Fidelity Money Market Fund} - 04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-09 - Fidelity Money Market Fund - Fidelity Money Market Fund - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.36%	1.07%	0.54%